AS FILED  WITH  THE  SECURITIES  AND  EXCHANGECOMMISSION  ON  OCTOBER  24,  2002

                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                                    Pre-Effective Amendment No. ___          [ ]


                                    Post-Effective Amendment No. 144         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                                    Amendment No. 145                        [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (626) 765-5344
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on October 28, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS





The Leonetti Funds


The Leonetti Growth Fund


The Leonetti Balanced Fund





Prospectus






           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
                Any representation to the contrary is a criminal
                                    offense.

                                October 28, 2002


                            THE LEONETTI GROWTH FUND
                           THE LEONETTI BALANCED FUND

                   series of Professionally Managed Portfolios




                  The Leonetti Growth Fund is a no-load mutual
               fund that seeks to provide investors with long-term
                               growth of capital.

                 The Leonetti Balanced Fund is a no-load mutual
               fund that seeks total return through a combination
                                  of income and
            capital growth, consistent with preservation of capital.

          The Funds' investment advisor is Leonetti & Associates, Inc.





                 The date of this Prospectus is October 28, 2002



                                Table of Contents

AN OVERVIEW OF THE FUNDS.......................................................4
UNDERSTANDING PERFORMANCE INFORMATION..........................................6
PERFORMANCE....................................................................6
FEES AND EXPENSES..............................................................9
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.....................10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................13
INVESTMENT ADVISOR............................................................14
SHAREHOLDER INFORMATION.......................................................15
PRICING OF FUND SHARES........................................................20
DIVIDENDS AND DISTRIBUTIONS...................................................20
TAX CONSEQUENCES..............................................................21
FINANCIAL HIGHLIGHTS..........................................................21
PRIVACY NOTICE.................................................Inside Back Cover


                            The Leonetti Growth Fund

                            AN OVERVIEW OF THE FUNDS

What is the Fund's  The Fund seeks long-term growth of capital.
investment
objective?

What are the Fund's The Fund invests in equity securities of domestic  companies
principal           of any size. In selecting investments, the Advisor primarily
investment          invests in:
strategies?
                    o    Growth  stocks that  exhibit a rising trend in earnings
                         and revenue
                    o    Out-of-favor blue chip stocks
                    o    Small   companies  with  rapidly  rising  revenues  and
                         earnings

What are the        There  is the  risk  that  you  could  lose  money  on  your principal risks of  investment in the Fund. The following risks could affect the
investing in the    value of your investment:
Fund?

                    o    The stock market goes down
                    o Interest rates rise which can result in a decline in the stock market
                    o    Growth stocks fall out of favor with the stock market
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated

                    o Securities of small and medium-size capitalization companies involve greater risk than investing in larger capitalization companies

                    o    Securities   of   undervalued   companies   may  remain
                         undervalued during a given period

Who may want to     The Fund may be appropriate for investors who:
invest in the Fund?

                    o    Are pursuing a long-term goal such as retirement
                    o Want to add an investment with growth potential to diversify their investment portfolio
                    o Are willing to accept higher short-term risk along with higher potential for long-term growth

                    The Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o    Are pursuing a short-term goal


                           The Leonetti Balanced Fund

What is the Fund's  The Fund seeks total return  through a combination of income
investment          and capital growth, consistent with preservation of capital.
objective?

What are the Fund's The Fund invests in a combination of equity and high-quality
principal           fixed-income  securities.  Although the percentage of assets
investment          allocated  between  equity and  fixed-income  securities  is
strategies?         flexible,  under  normal  market  conditions,   the  Advisor
                    expects that between 25% and 75% of the Fund's assets will be invested in either equity securities or fixed-income securities. Because the Fund seeks to produce the maximum total return, a significant portion of the Fund's assets has historically been allocated to common stocks. In selecting equity securities for the Fund, the Advisor emphasizes three types of investments:

                    o Growth stocks that exhibit a rising trend in earnings and revenue
                    o    Out-of-favor blue chip stocks
                    o    Small   companies  with  rapidly  rising  revenues  and
                         earnings

                    In selecting fixed-income securities, the Advisor seeks a reliable and constant stream of income for the Fund, while preserving its capital.


What are the        There  is the  risk  that  you  could  lose  money  on  your principal risks of  investment in the Fund. The following risks could affect the
investing in the    value of your investment:
Fund?

                    o    The stock market goes down
                    o Interest rates rise which can result in a decline in both the equity and fixed-income markets
                    o    Growth stocks fall out of favor with the stock market
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated

                    o    Securities  of  small  and  medium-size  capitalization
                         companies   involve  greater  risk  than  investing  in
                         larger-capitalization companies

                    o    Securities   of   undervalued   companies   may  remain
                         undervalued during a given period

Who may want to     The Fund may be appropriate for investors who:
invest in the Fund?
                    o    Are pursuing a long-term goal such as retirement
                    o    Are seeking  total return from both  capital  gains and
                         income
                    o    Are  willing  to  accept a  moderate  degree  of market
                         volatility


                    The Fund may not be appropriate for investors who:

                    o    Are pursuing a short-term goal
                    o    Are seeking a steady level of income

                     UNDERSTANDING PERFORMANCE INFORMATION

     Total Return. Describes how much an investment in a Fund has changed in value over any given time frame. It reflects any net increase or decrease in the Fund share price and assumes all dividends and capital gains (if any) paid during the time frame were reinvested in additional Fund shares. Total return performance results include the effect of compounding.


     Average Annual Total Return. Gives an understanding of an investment's annual contribution to your portfolio, provided it was held for the entire time frame. It smoothes out all differences in annual performance results to describe the year-by-year return that would have produced the investment's actual cumulative total return. It is a hypothetical figure and should not be confused with actual yearly results.

                                  PERFORMANCE

     The following performance information indicates some of the risks of investing in the Funds. The bar charts illustrate how each Fund's total return has varied from year to year. The tables illustrate each Fund's average annual total return over time compared with broad-based market indices. The Balanced Fund also compares its performance to a "blended" index and an index that measures the performance of funds that have a similar investment objective as that Fund. The Funds' past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.



The Leonetti Growth Fund
Calendar Year Total Returns*

2000:   -15.32%
2001:   -14.06%

*    The Fund's year-to-date return as of 9/30/02 was -17.78%.

     During the period shown in the bar chart, the Fund's highest quarterly return was 9.69% for the quarter ended December 31, 2001 and the lowest quarterly return was -15.75% for the quarter ended March 31, 2001.

Average Annual Total Returns as of December 31, 2001
                                                              Since Inception
                                                   1 Year         (9/1/99)
The Leonetti Growth Fund
    Return Before Taxes                           -14.06%          -3.64%
    Return After Taxes on Distributions (1)       -14.06%          -3.64%
    Return After Taxes on Distributions
       and Sale of Fund Shares (1),(2)             -8.56%          -2.90%
S&P 500 Index(3)                                  -11.89%          -4.64%

-------------------

(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Leonetti Balanced Fund
Calendar Year Total Returns*

1996:    6.83%
1997:   20.85%
1998:   27.52%
1999:   26.02%
2000:   -9.04%
2001:   -9.02%

*    The Fund's year-to-date return as of 9/30/02 was -12.25%.


     During the period shown in the bar chart, the Fund's highest quarterly return was 21.36% for the quarter ended December 31, 1998 and the lowest quarterly return was -11.52% for the quarter ended December 31, 2000.


Average Annual Total Returns as of December 31, 2001
                                                                Since Inception
                                              1 Year   5 Years     (8/1/95)
                                              ------   -------     --------
The Leonetti Balanced Fund
    Return Before Taxes                       -9.02%    9.95%       9.78%
    Return After Taxes on Distributions (1)   -9.52%    8.47%       8.55%
    Return After Taxes on Distributions
       and Sale of Fund Shares (1),(2)        -5.33%    7.89%       7.85%
Wilshire 5000 Equity Index/
    Salomon Brothers Investment Grade
    Bond Index/90-day U.S. Government
    Treasury Bill(3)                         -4.75%     9.13%      10.77%
Lipper Balanced Index(4)                     -3.23%     8.37%       9.85%

-------------------

(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares (1 Year)" is higher than the other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) These figures represent a blend of the performance of the Wilshire 5000 Equity Index (65%), the Salomon Brothers Investment Grade Bond Index (25%) and the 90-day U.S. Government Treasury Bill (10%). They reflect no deduction for fees, expenses, or taxes.
(4) The Lipper Balanced Fund Index measures the performance of those mutual funds that Lipper, Inc. has classified as "balanced," although some funds comprising the index may have somewhat different policies or objectives. Balanced funds maintain a portfolio of both stocks and bonds. The figures above reflect all dividends reinvested but do not reflect any deductions for loss, expenses or taxes.


                               FEES AND EXPENSES

     The Funds are no load. There are no fees or charges to purchase, sell or exchange Fund shares. In addition, there are no 12b-1 fees.


     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                               Growth   Balanced
                                                                Fund      Fund

Shareholder Fees
(fees paid directly from your investment)
     Maximum sales charge (load) imposed on purchases........   None      None
     Maximum deferred sales charge (load) ...................   None      None

Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)
     Management Fees.........................................  1.00%     1.00%

     Other Expenses..........................................  2.93%     0.86%
                                                               -----     -----
     Total Annual Fund Operating Expenses ...................  3.93%     1.86%
          Fee Reduction and/or Expense Reimbursement......... (1.43)%*    None
                                                              ------    ------
     Net Annual Fund Operating Expenses......................  2.50%*    1.86%
                                                              ======    ======
-----------------

* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund until terminated by the Fund to ensure that Total Annual Fund Operating Expenses will not exceed the Net Annual Fund Operating Expenses shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time. Please note that certain information for the Growth Fund has been restated to reflect current expense arrangements. For the Growth Fund's previous fiscal year, the Fee Reduction and/or Expense Reimbursement and Net Annual Fund Operating Expenses figures were -1.93% and 2.00%, respectively.


Example

     This Example is intended to help you compare the costs of investing in shares of the Funds with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in the Funds for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Funds' operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                                                  Growth            Balanced
                                                   Fund               Fund


One Year.................................        $   253             $   189
Three Years .............................        $   779             $   585
Five Years ..............................        $ 1,331             $ 1,006
Ten Years ...............................        $ 2,836             $ 2,180



           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Leonetti Growth Fund


     The Fund's investment objective is long-term growth of capital.


     The Fund invests in equity securities of domestic companies of any size. Equity securities generally include common and preferred stock, but may include warrants, shares of exchange traded funds and other securities that meet the Fund's investment objective. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities that have the potential for long-term growth of capital.

     In selecting equity investments for the Fund the Advisor emphasizes the following types of investments. The Advisor seeks growth stocks that have shown a rising trend in earnings and revenues over a period of years. Companies with low or declining debt levels, rising gross profit margins, expanding product lines and significant stock ownership by management are also viewed by the Advisor as attractive. Many of such companies may be components of the Standard & Poor's 500 Index. The Advisor does not limit its investment selections to companies within this Index and will invest in any company that the Advisor believes has similar characteristics.


     In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excess expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations. It is the Advisor's opinion that such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on the prices of such stocks, while still providing a cash flow through regular dividend payments.


     The small and medium-size companies selected for the Fund's portfolio will typically have experienced rapidly rising revenues and earnings. The Advisor looks for, among other things, companies that have little or no debt, an identifiable following in the investment community, an expanding product line or products that involve a change or improvement in their industry and control or significant involvement by company founders in day-to-day management.

     The Fund will typically sell a stock when the Advisor determines that the fundamental reason that the stock was purchased no longer exists. Securities may also be sold when the Advisor believes a stock has reached its appreciation potential or when a company's fundamentals and corresponding stock price have deteriorated.


     The Fund generally intends to purchase securities for long-term investment although, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. The Fund anticipates that its portfolio turnover rate will be 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.


The Leonetti Balanced Fund


     The Fund's investment objective is to seek total return through a combination of income and capital growth, consistent with preservation of capital.


     The Advisor has the flexibility to select among different types of investments for growth and income and to alter the composition of the Fund's portfolio as economic and market trends change. Under normal market conditions, the Fund expects that between 25% and 75% of the Fund's assets will be invested in either equity securities or fixed-income securities. The Fund will primarily invest in equity securities of domestic companies of any size. Equity securities generally include common and preferred stock, but may include warrants, shares of exchange traded funds and other securities that meet the Fund's investment objective.

     In selecting equity investments for the Fund the Advisor emphasizes the following types of investments. The Advisor seeks growth stocks that have shown a rising trend in earnings and revenues over a period of years. Companies with low or declining debt levels, rising gross profit margins, expanding product lines and significant stock ownership by management are also viewed by the Advisor as attractive. Many of such companies may be components of the Standard & Poor's 500 Index. The Advisor does not limit its investment selections to companies within this Index and will invest in any company that the Advisor believes has similar characteristics.


     In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excess expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations. It is the Advisor's opinion that such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on the prices of such stocks, while still providing a cash flow through regular dividend payments.


     The small and medium-size companies selected for the Fund's portfolio will typically have experienced rapidly rising revenues and earnings. The Advisor looks for, among other things, companies that have little or no debt, a following in the investment community, an expanding product line or products that involve a change or improvement in their industry, and control or significant involvement by company founders in day-to-day management.

     The Fund will typically sell a stock when the Advisor determines that the fundamental reason that the stock was purchased no longer exists. Securities may also be sold when the Advisor believes a stock has reached its appreciation potential, or when a company's fundamentals and corresponding stock price have deteriorated.


     Fixed-income securities held by the Fund are expected to include U.S. Treasury and agency obligations and investment grade corporate debt securities. Investment grade debt securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P"), Duff & Phelp Credit Rating Co. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of equal quality. Securities rated BBB by S&P, Duff and Fitch or Baa by Moody's, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. It is expected that at least 25% of the Fund's assets will be invested in fixed-income securities.

     In selecting fixed-income securities, the Advisor uses a combined approach of technical and fundamental analysis. The Advisor focuses on the anticipated direction of interest rates and the yield curve. Corporate bond analysis encompasses the same research approach that is used in purchasing common stocks for the Fund.

         Fixed-income securities will ordinarily be sold if the Advisor believes that the interest rate environment is changing, to adjust the length of maturities and to maintain a desired level of allocation to the entire portfolio.


Temporary Investments

     Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above. However, each Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because a Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.


                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS


     The principal risks of investing in the Funds that may adversely affect the Funds' net asset value or total return have previously been summarized under "An Overview of the Funds." These risks are discussed in more detail below.


     Management Risk. Management risk means that your investment in a Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and selection of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

     Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry and sector of the economy or the market as a whole.

     Small and Medium Company Risk. Investing in securities of small and medium companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.


     Fixed-Income Securities Risk. The Balanced Fund invests in fixed-income securities. The market value of fixed-income securities is sensitive to prevailing interest rates. In general, when interest rates rise, the fixed-income security's value declines and when interest rates decline, its market value rises. Normally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.


                               INVESTMENT ADVISOR


     Leonetti & Associates, Inc. is the investment advisor to the Funds. The Advisor's address is 1130 Lake Cook Road, Suite 300, Buffalo Grove, IL 60089. The Advisor, which manages assets of approximately $254 million, was established in 1982 and provides investment advisory services to individuals and institutional investors. The Advisor provides the Funds with advice on buying and selling securities. The Advisor also furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a management fee, calculated daily and payable monthly, equal to 1.00% of its average daily net assets. For the fiscal year ended June 30, 2001, the Advisor received advisory fees of 1.00% of the Balanced Fund's average daily net assets and 0.00% of the Growth Fund's average daily net assets, net of waiver.

Portfolio Managers


     Craig T. Johnson, Portfolio Manager, is responsible for the day-to-day management of the Funds. He received his Bachelor's Degree in Business from Drake University. Craig has been with the Advisor since 1983.

     J. Matt Varner, Assistant Portfolio Manager and Head Trader works directly with Craig T. Johnson. He is responsible for the management of some of the Funds' assets. Matt received his Bachelor's Degree in Accounting from Illinois State University and his MBA from the University of Chicago. He also successfully completed the CPA examination. Matt has been with the Advisor since 1996.

Fund Expenses


     Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund to ensure that the Growth Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.50% of its average daily net assets. At times, the Advisor may reduce its fees and/or pay expenses of either Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.



                             SHAREHOLDER INFORMATION

How to Buy Shares

     You may open a Fund account with $100 and add to your account at any time with $25 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $25 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Funds.

     You may purchase shares of the Funds by check, wire, or phone. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A $20 charge will be imposed if your check does not clear. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

By Check

     If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "The Leonetti Funds") to:

         The Leonetti Funds
         P.O. Box 2146
         Milwaukee, WI 53201-2146

     If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

         The Leonetti Funds
         803 West Michigan Street, Suite A
         Milwaukee, WI 53233-2301

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "The Leonetti Funds" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

By Wire


     To establish a new account by bank-wire, please contact a Shareholder Services Representative at (800) 537-3585 for instructions. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should notify Shareholder Services. It is essential that your bank include complete information about your account in all wiring instructions. If you have questions about how to invest by wire, please call Shareholder Services at (800) 537-3585. Your bank may charge a fee for sending a wire to the Funds.


         UMB Bank, n.a.
         928 Grand Blvd.
         Kansas City, MO 64106
         ABA# 101 000 695
         For credit to The Leonetti Funds
         A/C# 987 106 2511
         For further credit to:
         (Investor's account number)
         (Name or account registration)
         (Social Security Number or Tax I.D. Number)
         Fund Selection


By Telephone


     You may purchase shares of the Fund by telephone on any day the NYSE is open for business. Telephone orders will only be accepted via electronic funds transfer from the Automated Clearing House (ACH). You must have banking information established on your account prior to making the purchase. If you did not complete the Bank Information section of your application, a signature guaranteed letter of instruction is required to add this option. Please call Shareholder Services at (800) 537-3585 for more information.

Purchasing Shares Through Other Institutions

     You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

Automatic Investment Plan

     For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Funds to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $25. You may elect to have your automatic investments made on the 5th, 10th, 15th, 20th, 25th, and the last day of each month. If these dates fall on a weekend or holiday, purchases will be made on the next business day. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying Shareholder Services in writing or by calling
(800) 537-3585. If you liquidate your account, your automatic investment plan will be discontinued.

Retirement Plans

     The Funds offer an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling Shareholder Services at (800) 537-3585. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Exchange Shares

     You may exchange shares of one Fund for shares of the other Fund on any day the Funds and the NYSE are open for business. New accounts opened by exchange will have the same registration as existing accounts and are subject to the minimum initial investment requirements.

By Mail

     You may exchange your shares by simply sending a written request to the Fund. Please include your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration.

By Telephone


     If your account has telephone privileges, you may exchange Fund shares by calling Shareholder Services at (800) 537-3585 between the hours of 8:00 a.m. and 8:00 p.m., Eastern Time, on any day the NYSE is open for trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

     Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy that limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days' written notice to its shareholders.


How to Sell Shares

     You may sell (redeem) all or a portion of your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.

     You may redeem your shares by simply sending a written request to Shareholder Services. Please include your account number and state whether you want all or a portion of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

         The Leonetti Funds
         P.O. Box 2146
         Milwaukee, WI 53201-2146


     To protect the Funds and their shareholders, a signature guarantee is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address than that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to a bank other than your bank of record, and (v) if a change of address request has been received by Shareholder Services within the last 30 days. In addition, signature guarantees are required for all redemptions of $25,000 or more from any shareholder account except for those shareholders with telephone redemption privileges. Finally, please note that effective January 1, 2003, you must obtain a signature guarantee from a participant in the "Securities Transfer Association Medallion Program." Signature(s) on redemption requests must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.


By Telephone


     If you completed the Telephone Transactions portion of the Account Application, you may redeem your shares in any amount by telephone by calling Shareholder Services at (800) 537-3585 between the hours of 8:00 a.m. and 8:00 p.m., Eastern Time, on any day the NYSE is open for trading. Orders received prior to 4 p.m., Eastern Time, will be effected on that day. Redemption proceeds will be mailed on the next business day to the address of record. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. A wire fee of $10 will be deducted from your redemption proceeds. Redemptions made within 30 days of an address change must be done in writing and require a signature guarantee.


     When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. A check for the proceeds will be mailed to the address of record or transferred to the bank account you designated on your Account Application. If you choose to decline the Telephone Redemption Privileges on your Account Application you will need a signature guaranteed letter of instruction to add this option in the future.

     Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling Shareholder Services at (800) 537-3585 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your redemption request. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Funds may redeem the shares in your account if the value of your account falls below $100 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified in writing that the value of your account is less than $100 before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $100 before the Funds take any action.

     Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If either
Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may elect to have your systematic withdrawals made on the 5th, 10th, 15th, 20th, 25th, and the last day of the month. If these dates fall on a weekend or holiday, the withdrawal will be made on the previous business day. You may also elect to terminate your participation in this Program at any time by writing to Shareholder Services, or by calling
(800) 537-3585.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.


                             PRICING OF FUND SHARES


     The price of each Fund's shares is based on the Fund's net asset value. This is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).



                           DIVIDENDS AND DISTRIBUTIONS


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, you may call Shareholder Services at (800) 537-3585 or by writing to The Leonetti Funds at P.O. Box 2146, Milwaukee, WI 53201-2146.



                                TAX CONSEQUENCES

     The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


     By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your current social security or taxpayer identification number and certify that you are not subject to withholding or if the IRS instructs the Funds to do so.



                              FINANCIAL HIGHLIGHTS


     The following tables show each Fund's financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, the Funds' previous Independent Accountants. Their report and the Funds' financial statements are included in the Annual Report, which is available upon request.



                            The Leonetti Growth Fund

For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                    September 1,
                                              Year Ended June 30,  1999* through
                                                2002      2001     June 30, 2000
------------------------------------------ -------------------------------------


Net asset value, beginning of period.           $  9.12   $12.05     $10.00
                                                -------   ------     ------
Income from investment operations:
   Net investment loss                           (0.06)   (0.09)      (0.07)
   Net realized and unrealized gain
        (loss) on investments                    (0.38)   (2.84)       2.12
                                                 ------   ------       ----
Total from investment operations                 (0.44)   (2.93)       2.05
                                                 ------   ------       ----

Net asset value, end of period                  $  8.68  $  9.12     $12.05
                                                =======  =======     ======

Total return                                    (4.93)%  (24.32)%    20.50%^
                                                -------  --------    -------
Ratios/supplemental data:
Net assets, end of period (millions)               $5.1    $5.5      $6.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed         3.93%     2.93%     4.09%+
After fees waived and expenses absorbed          2.00%     2.00%     2.00%+

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed        (2.61)%   (1.81)%   (3.28)%+
After fees waived and expenses absorbed         (0.68)%   (0.88)%   (1.19)%+

Portfolio turnover rate                         131.02%   197.16%   193.89%^




* Commencement of operations.
+ Annualized.
^ Not annualized.


                           The Leonetti Balanced Fund

For a capital share outstanding throughout each year

                                                       Year Ended June 30,
                                        ---------- ---------- -------- -------- -------
                                           2002       2001      2000    1999     1998
--------------------------------------- ---------- ---------- -------- -------- -------
Net asset value, beginning of year        $14.27     $17.78    $16.34  $14.02   $12.31
                                          ------      ------    ------  ------   ------
Income from investment operations:
   Net investment income                    0.12       0.13      0.07    0.05     0.05
   Net realized and unrealized gain
     (loss) on investments                (0.89)      (2.25)     1.86    3.18     2.75
                                          ------     ------     -----    ----     ----
Total from investment operations          (0.77)      (2.12)     1.93    3.23     2.80
                                          ------     ------     -----    ----     ----
Less distributions:
   From net investment income             (0.12)      (0.06)    (0.05)  (0.05)   (0.03)
   From realized gain                     (0.13)      (1.33)    (0.44)  (0.86)   (1.06)
                                          ------     ------    ------  ------   ------
Total distributions                       (0.25)      (1.39)    (0.49)  (0.91)   (1.09)
                                          ------     ------    ------  ------   ------
Net asset value, end of year              $13.25     $14.27    $17.78  $16.34   $14.02
                                          ======     ======    ======  ======   ======

Total return                              (5.36)%    (12.48)%   11.81%  24.28%   24.10%

Ratios/supplemental data:
Net assets, end of year (millions)         $25.5      $28.0    $30.4    $24.1    $15.5
Ratio of expenses to average net assets    1.86%       1.69%    1.61%    1.77%    1.99%
Ratio of net investment income to
   average net assets                      0.87%       0.79%     0.43%   0.35%    0.40%

Portfolio turnover rate                   80.69%     115.03%    88.76%  81.16%   89.51%



                                     Advisor
                           LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                          Buffalo Grove, Illinois 60089
                              www.leonettiassoc.com

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                         U.S. BANK, NATIONAL ASSOCIATION
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          UMB INVESTMENT SERVICES GROUP
                                  P.O. Box 2146
                            Milwaukee, WI 53201-2146
                                 (800) 537-3585

                             Independent Accountants
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19101

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441



                                 PRIVACY NOTICE

The Leonetti Funds may collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to protect your non- public personal information.


If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.




                            THE LEONETTI GROWTH FUND
                           THE LEONETTI BALANCED FUND
               each a series of Professionally Managed Portfolios



For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:


                          UMB Investment Services Group
                                  P.O. Box 2146
                            Milwaukee, WI 53201-2146
                                 (800) 537-3585


You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                    (The Trust's SEC Investment Company Act file
                                                            number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 2002



                           THE LEONETTI BALANCED FUND
                            THE LEONETTI GROWTH FUND

                                each a series of

                        PROFESSIONALLY MANAGED PORTFOLIOS
                         1130 Lake Cook Road, Suite 300
                             Buffalo Grove, IL 60089
                                 (847) 520-0999
                                 (800) 537-3585




     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the prospectus dated October 28, 2002, as may be revised, of The Leonetti Balanced Fund ("Balanced Fund") and The Leonetti Growth Fund ("Growth Fund") (collectively, the "Funds"), each a series of the Professionally Managed Portfolios (the "Trust"). Leonetti & Associates, Inc. (the "Advisor") is the investment advisor to the Funds. Copies of the Funds' Prospectus are available by calling either of the above numbers.

     The Funds' financial statements for the fiscal year ended June 30, 2002, are incorporated herein by reference to the Funds' Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.



                                TABLE OF CONTENTS

THE TRUST......................................................................2
INVESTMENT OBJECTIVES AND POLICIES.............................................2
INVESTMENT RESTRICTIONS.......................................................10
DISTRIBUTIONS AND TAX INFORMATION.............................................12
TRUSTEES AND EXECUTIVE OFFICERS...............................................15
THE FUNDS' INVESTMENT ADVISOR.................................................20
SERVICE PROVIDERS.............................................................22
THE FUND'S DISTRIBUTOR........................................................23
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................24
PORTFOLIO TURNOVER............................................................25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................26
DETERMINATION OF SHARE PRICE..................................................29
PERFORMANCE INFORMATION.......................................................30
GENERAL INFORMATION...........................................................35
FINANCIAL STATEMENTS..........................................................36
APPENDIX A....................................................................37
APPENDIX B....................................................................39



                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.



                       INVESTMENT OBJECTIVES AND POLICIES

     The Leonetti Balanced Fund is a mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital.

     The Leonetti Growth Fund is a mutual fund with the investment objective of seeking long- term growth of capital.

     Each Fund is diversified (see fundamental investment restriction 7 for each Fund under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

     The  following   discussion   supplements  the  discussion  of  the  Funds'
investment objectives and policies as set forth in the Prospectus. There can be no assurance the objective of either Fund will be attained.


     Equity Securities. The Funds will invest in equity securities consistent with each Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see "Preferred Stock" below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Convertible Securities and Warrants" below.

     To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

     Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     Convertible Securities and Warrants. The Funds may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).


     Repurchase Agreements. Each Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. Each Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Funds' investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     When-Issued Securities. Each Fund is authorized to purchase securities on a "when- issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when- issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. Each Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


     Investment Company Securities. Each Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with a Fund's management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund and its shareholders would also bear its pro rata portions of each other investment company's advisory and operational expenses.

     The Funds may also invest in Exchange-Traded Funds ("ETFs"). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. A Fund's investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of its total outstanding securities during any period of less than 30 days.

     There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because ETFs are typically granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.


     Corporate Debt Securities. The Balanced Fund may invest in investment-grade corporate debt securities. Investment-grade securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch Investors Service, Inc. ("Fitch") or Baa or better by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality by the Advisor. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments in securities with these ratings than is the case with higher-grade bonds.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Short-Term Investments

     Each Fund may invest in any of the following securities and instruments:

     U. S. Government Securities. U.S. Government securities in which a Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that may be purchased by a Fund are "mortgage- backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in a Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-through is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

     Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2"or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.


                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the 1940 Act.

     The Balanced Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any permitted borrowings, mortgages or pledges.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

     8. Invest in any issuer for purposes of exercising control or management.


     The Balanced Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Balanced Fund may not:


     1. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

     2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity (other than securities that meet the requirements of Securities Act Rule 144A which the Trustees have determined to be liquid based on applicable trading markets).

     3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     The Growth Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks etc. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate in a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

     5.  Invest  25% or more of the  market  value of its  total  assets  in the securities  of  companies  engaged  in any one  industry.  (Does  not  apply  to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.


     The Growth Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Growth Fund may not:


     1. Invest in any issuer for purposes of exercising control or management

     2. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

     3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     4. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that each Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12- month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of each Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund's investment policies, it is expected that dividends from domestic corporations may be part of a Fund's gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

     Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     This discussion and the related discussion in the Prospectus have been prepared by the Funds' management, and counsel to the Funds has expressed no opinion in respect thereof.


                         TRUSTEES AND EXECUTIVE OFFICERS


     The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


------------------------ ------------ --------------------- ------------------------------------------- ---------------
                          Position     Term of Office and                                                   Other
       Name, Address        with         Length of Time       Principal Occupation During Past Five     Directorships
          and Age         the Trust          Served                           Years                          Held

------------------------ ------------ --------------------- ------------------------------------------- ---------------
                          Independent Trustees of the Trust
-----------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*        Chairman     Indefinite Term       Consultant, Talon Industries                None.
  (born 1943)            and Trustee  since May 1991.       (administrative, management and business
2020 E. Financial Way                                       consulting); formerly Chief Operating
Suite 100                                                   Officer, Integrated Asset Management
Glendora, CA 91741                                          (investment advisor and manager) and
                                                            formerly President, Value Line, Inc.
                                                            (investment advisory and financial
                                                            publishing firm).
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Wallace L. Cook*         Trustee      Indefinite Term       Retired.  Formerly Senior Vice President,   None.
  (born 1939)                         since May 1991.       Rockefeller Trust Co.; Financial
2020 E. Financial Way                                       Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Carl A. Froebel*         Trustee      Indefinite Term       Private Investor.  Formerly Managing        None.
  (born 1938)                         since May 1991.       Director, Premier Solutions, Ltd.
2020 E. Financial Way                                       Formerly President and Founder, National
Suite 100                                                   Investor Data Services, Inc. (investment
Glendora, CA 91741                                          related computer software).
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Rowley W.P. Redington*   Trustee      Indefinite Term       President; Intertech Computer Service       None.
  (born 1944)                         since May 1991.       Corp. (computer services and consulting);
2020 E. Financial Way                                       formerly Vice President, PRS of New
Suite 100                                                   Jersey, Inc. (management consulting), and
Glendora, CA 91741                                          Chief Executive Officer, Rowley
                                                            Associates (consultants).
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Ashley T. Rabun*         Trustee      Indefinite Term       Founder and Chief Executive Officer,        Trustee,
  (born 1952)                         since May 2002.       InvestorReach, Inc. (financial services     E*TRADE Funds.
2020 E. Financial Way                                       marketing and distribution consulting).
Suite 100
Glendora, CA 91741
------------------------ ------------ --------------------- ------------------------------------------- ---------------
                         Interested Trustee of the Trust
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Steven J. Paggioli**     Trustee      Indefinite Term       Consultant, U.S. Bancorp Fund Services,     Trustee,
  (born 1950)                         since May 1991.       LLC since July 2001; formerly, Executive    Managers
2020 E. Financial Way                                       Vice President, Investment Company          Funds.
Suite 100                                                   Administration, LLC ("ICA") (mutual fund
Glendora, CA 91741                                          administrator and the Fund's former
                                                            administrator).
------------------------ ------------ --------------------- ------------------------------------------- ---------------
                         Officers of the Trust
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Robert M. Slotky         President    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
(born 1947)                           since August 2002.    Services, LLC since July 2001; formerly,    Applicable.
2020 E. Financial Way                                       Senior Vice President, ICA (May 1997-July
Suite 100                                                   2001).
Glendora, CA 91741
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Eric W. Falkeis          Treasurer    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1973)                         since August 2002.    Services, LLC since 1997; Chief Financial   Applicable.
615 East Michigan St.                                       Officer, Quasar Distributors, LLC since
Milwaukee, WI 53202                                         2000.
------------------------ ------------ --------------------- ------------------------------------------- ---------------
Chad E. Fickett          Secretary    Indefinite Term       Compliance Administrator, U.S. Bancorp      Not
  (born 1973)                         since March 2002.     Fund Services, LLC since July 2000.         Applicable
615 East Michigan St.
Milwaukee, WI 53202
------------------------ ------------ --------------------- ------------------------------------------- ---------------



* Denotes those Trustees of the Trust who are not "interested persons" of the of the Trust as defined in the 1940 Act.

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Funds' administrator.

Compensation

     Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. These amounts are allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                   Aggregate         Pension or Retirement      Estimated Annual     Total Compensation
    Name of Person/Position    Compensation From    Benefits Accrued as Part      Benefits Upon      from Trust 2 Paid
                                  the Trust 1           of Fund Expenses           Retirement           to Trustees
------------------------------ ------------------- --------------------------- -------------------- ---------------------
Dorothy A. Berry, Trustee           $25,000                   None                    None                $25,000
------------------------------ ------------------- --------------------------- -------------------- ---------------------
Wallace L. Cook, Trustee            $20,000                   None                    None                $20,000
------------------------------ ------------------- --------------------------- -------------------- ---------------------
Carl A. Froebel, Trustee            $20,000                   None                    None                $20,000
------------------------------ ------------------- --------------------------- -------------------- ---------------------
Rowley W.P. Redington, Trustee      $20,000                   None                    None                $20,000
------------------------------ ------------------- --------------------------- -------------------- ---------------------
Ashley T. Rabun, Trustee3           $20,000                   None                    None                $20,000
------------------------------ ------------------- --------------------------- -------------------- ---------------------



1    For the fiscal year ended June 30, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended June 30, 2002, trustees fees and expenses in the amount of $8,218 and $5,505 were allocated to the Balanced Fund and Growth Fund, respectively.
3    Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Disinterested Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once with respect to each Fund during each Fund's last fiscal year. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Funds' last fiscal year with respect to the Funds.

Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

     As of September 30, 2002, no Independent Trustee of the Trust beneficially owned shares of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of September 30, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Funds:




Principal Holders of the Leonetti Balanced Fund
------------------------------------------------ ------------------------ -------------------------
Name and Address                                       % Ownership           Type of Ownership
------------------------------------------------ ------------------------ -------------------------
Charles Schwab & Co., Inc.                               14.08%                    Record
101 Montgomery Street
San Francisco, CA 94104

Frank Valerio IRA                                        10.69%                    Record
6910 Concord Lane
Niles, IL  60648
------------------------------------------------ ------------------------ -------------------------

Principal Holders of the Leonetti Growth Fund
------------------------------------------------ ----------------------- --------------------------
Name and Address                                      % Ownership            Type of Ownership
------------------------------------------------ ----------------------- --------------------------
Valerio Investment Ltd.                                  11.01%                   Record
c/o Frank Valerio/Atena Screw Products Co.
6363 Gross Point Road
Niles, IL  60714

Joseph Valerio Trust                                     7.62%                    Record
1737 Elmdale
Glenview, IL  60025

John E. Shaker Trust                                     5.22%                    Record
c/o Shaker Advertising
1100 Lake Street
Oak Park, IL  60301

------------------------------------------------ ----------------------- --------------------------


                          THE FUNDS' INVESTMENT ADVISOR


     As stated in the Prospectus, investment advisory services are provided to the Funds by Leonetti & Associates, Inc., 1130 Lake Cook Road, Suite 300,
Buffalo Grove, IL 60089 (the "Advisor"), pursuant to separate Investment Advisory Agreements. The Advisor is controlled by Mr. Michael Leonetti. Under the Investment Advisory Agreements, the Advisor receives a monthly fee at the annual rate of 1.00% of each Fund's average daily net assets. The use of the name "Leonetti" by the Funds is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreements with the Funds are terminated, the Advisor has reserved the right to require the Funds to remove any references to the name "Leonetti."

     In reviewing the Advisory Agreements on behalf of each Fund at a meeting of the Board of Trustees on May 20 and 21, 2002, the Board of Trustees, including Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to each Fund; (b) the appropriateness of the fees paid by each Fund to the Advisor; (c) the level of overall Fund expenses; (d) the reasonableness of the potential profitability of each Advisory Agreement to the Advisor; and (e) the nature of the Funds' investments. Specifically in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by each Fund and the proposed expenses of each Fund were reasonably and genuinely consistent in relation to the relevant peer groups for each Fund. The Board of Trustees also noted that the Advisor's brokerage were reasonably efficient.


     Each Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such Agreement may be terminated at any time, without penalty, by either party to the Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     During the Balanced Fund's fiscal years ended June 30, 2002, 2001 and 2000, the Advisor received fees of $266,234, $301,768 and $274,935, respectively, under the Investment Advisory Agreement. During the Growth Fund's fiscal year ended June 30, 2002, the Advisor earned $54,553 in advisory fees, all of which was waived by the Advisor. For the same period, the Advisor reimbursed the Growth Fund an additional $50,587. During the Growth Fund's fiscal year ended June 30, 2001, the Advisor earned $63,353 in advisory fees, of which $58,543 was waived. During the Growth Fund's fiscal period September 1, 1999 through June 30, 2001, the Advisor earned $30,560 in advisory fees, all of which was waived. For the same period, the Advisor reimbursed the Growth Fund an additional $33,684 in expenses.

     The Funds are responsible for their own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable by the Growth Fund and to pay Fund operating expenses to the extent necessary to limit the Growth Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Prospectus. Any such reductions made by the Advisor in its fees or payment of expenses which are the Growth Fund's obligation are subject to reimbursement by the Growth Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Growth Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

     Under the expense limitation agreement, the Advisor may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Growth Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

     In addition, the expense limitation arrangement may be amended to reduce the expense cap by the Advisor at any time. The expense limitation arrangement may also be amended to increase the expense cap subject to adequate notice to shareholders and prior approval of the Board of Trustees, including separate approval by the Disinterested Trustees, which approval shall not be unreasonably withheld.


                                SERVICE PROVIDERS

Administrator and Fund Accountant

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator") provides administrative services to the Funds pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator.

     During the fiscal years ended June 30, 2002, 2001 and 2000, the Administrator received fees of $53,247, $60,397 and $59,580, respectively, from the Balanced Fund. During the fiscal years ended June 30, 2002 and 2001 and during the fiscal period September 1, 1999 through June 30, 2000, the Administrator received fees of $30,000, $30,000 and $24,900, respectively, from the Growth Fund.

Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, U.S. Bank, National Association holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Accountants and Legal Counsel

     Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, are the independent accountants for the Funds whose services include auditing the Funds' financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Funds and provides counsel on legal matters relating to each Fund.


                             THE FUND'S DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Funds. Pursuant to a distribution agreement between each Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Funds shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement between each Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker- dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Funds' general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.


     Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between that Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.


     The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The Funds do not use the Distributor to execute their portfolio transactions.


     During the fiscal years ended June 30, 2002, 2001 and 2000, the Balanced Fund paid brokerage commissions of $31,734, $41,865 and $22,191, respectively.

     During the fiscal years ended June 30, 2002 and 2001, and the fiscal period September 1, 1999 through June 30, 2000, the Growth Fund paid $14,665, $18,819 and $8,892, respectively, in brokerage commissions.



                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended June 30, 2002, 2001 and 2000, the Balanced Fund had a portfolio turnover rate of 80.69%, 115.03% and 88.76%, respectively. During the fiscal years ended June 30, 2002 and 2001, and the fiscal period September 1, 1999 through June 30, 2000, the Growth Fund had a portfolio turnover rate of 131.02%, 197.16% and 193.89%, respectively.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.


How to Buy Shares

     You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise a Fund may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of either Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative. The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

     Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Funds' Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or
(c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, a Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling shares directly to the Funds

     Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in the Funds' Prospectus. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

     If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of proceeds

         The Funds generally send you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules, as stated above under "How to Sell Shares."

Telephone redemptions

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.


     Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

     Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Balanced Fund calculated its net asset value per share as of June 30, 2002 is as follows:



                      Net Assets
           ---------------------------------  =    Net Asset Value Per Share
                  Shares Outstanding

                     $25,480,865

           ---------------------------------  =             $13.25
                      1,922,408

     An example of how the Growth Fund calculated its net asset value per share as of June 30, 2002 is as follows:

                      Net Assets
           ---------------------------------  =    Net Asset Value Per Share
                  Shares Outstanding

                      $5,116,437
           ---------------------------------  =              $8.68
                       589,669



                             PERFORMANCE INFORMATION

     From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

     Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


Average Annual Total Return

     Average annual total return quotations used in each Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value) for the Balanced Fund for the fiscal year ended June 30, 2002 was as follows:

                         One Year                                        -5.36%
                         Five Year                                        7.39%
                         Since Inception (August 1, 1995)                 8.70%

     The average annual total return computed at the public offering price (net asset value) for the Growth Fund for the fiscal year ended June 30, 2002 was as follows:


                         One Year                                        -4.93%
                         Since Inception (September 1, 1999)             -4.92%

     Please note that certain fees of each Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

     The Funds' quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Balanced Fund for the fiscal year ended June 30, 2002 was as follows:

                         One Year                                        -5.89%
                         Five Year                                        5.94%
                         Since Inception (August 1, 1995)                 7.56%

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Growth Fund for the fiscal year ended June 30, 2002 was as follows:

                         One Year                                        -4.93%
                         Since Inception (September 1, 1999)             -4.92%

     Please note that certain fees and expenses of the Growth Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Growth Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Fund for the fiscal year ended June 30, 2002 was as follows:

                          One Year                                       -3.12%
                          Five Year                                       5.76%
                          Since Inception (August 1, 1995)                6.98%

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Growth Fund for the fiscal year ended June 30, 2002 was as follows:

                          One Year                                       -3.03%
                          Since Inception (September 1, 1999)            -3.90%

     Please note that certain fees and expenses of the Growth Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Growth Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

     Performance data for the Funds quoted in advertising and promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Funds may compare their performance with, among others, data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Funds also may refer in such materials to mutual fund performance rankings or other data, such as comparative asset, expense and fee levels, published on Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money magazine, Forbes, Business Week, Financial World and Barron's.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.



                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets for any shareholder held personally liable for obligations of a Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.


     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.



                              FINANCIAL STATEMENTS


The Funds' annual report to shareholders for their fiscal year ended June 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                   APPENDIX A
                             CORPORATE BOND RATINGS*

Moody's Investors Service, Inc.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


                                     PART C
            (THE LEONETTI BALANCED FUND AND THE LEONETTI GROWTH FUND)

                                OTHER INFORMATION

Item 23.  Exhibits

     (a) Agreement and Declaration of Trust was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

     (b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

     (c) Instruments Defining Rights of Security Holders is incorporated by reference to Registrant's Declaration of Trust and Bylaws.

     (d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (e)  Form  of  Distribution   Agreement  was  previously   filed  with  the
          Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (f)  Bonus or Profit Sharing Contracts is not applicable.

     (g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

     (h)  Other Material Contracts

          (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No.
               33-12213) on February 12, 2002 and is incorporated herein by reference.

          (ii) Form of Transfer Agent Servicing Agreement is filed herewith.

          (iii) Form of Fund Accounting Servicing Agreement is filed herewith.

          (iv) Power of Attorney is filed herewith.

     (i)  Opinion of Counsel is not applicable.

     (j)  Consent of Independent Public Accountants is filed herewith.

     (k)  Omitted Financial Statements is not applicable.

     (l)  Agreement Relating to Initial Capital is not applicable.

     (m) Form Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on January 16, 1996 and is incorporated herein by reference.

     (n)  Rule 18f-3 Plan is not applicable.

     (o)  Reserved.

     (p)  Code of Ethics

          (i) Code of Ethics for Registrant was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

          (ii) Code of Ethics for Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on October 23, 2001 and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated March 28, 2002. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Distributor.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the principal underwriter and distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

------------------------------------------------------- ----------------------------------------------------
                Advisors Series Trust                                        IPS Funds
                 AHA Investment Funds                                   Jacob Internet Fund
           Alpha Analytics Investment Trust                         The Jensen Portfolio, Inc.
                 Alpine Equity Trust                                Kayne Anderson Mutual Funds
                 Alpine Series Trust                                       Kenwood Funds
               Brandes Investment Trust                              Kit Cole Investment Trust
            Brandywine Advisors Fund, Inc.                          Light Revolution Fund, Inc.
           Builders Fixed Income Fund, Inc.                              The Lindner Funds
                  CCM Advisors Funds                                        LKCM Funds
             CCMA Select Investment Trust                               Monetta Fund, Inc.
                 Country Mutual Funds                                   Monetta Trust, Inc.
                  Cullen Funds Trust                                        MUTUALS.com
           The Dessauer Global Equity Fund                          MW Capital Management Funds
                    Everest Funds                                      PIC Investment Trust
              First American Funds, Inc.                         Professionally Managed Portfolios
      First American Insurance Portfolios, Inc.                        Purisima Funds Trust
        First American Investment Funds, Inc.                             Quintara Funds
         First American Strategy Funds, Inc.                Rainier Investment Management Mutual Funds
           First American Closed End Funds                          RNC Mutual Fund Group, Inc.
                   FFTW Funds, Inc.                                      SAMCO Funds, Inc.
           Fleming Mutual Fund Group, Inc.                               SEIX Funds, Inc.
               Fort Pitt Capital Funds                             TIFF Investment Program, Inc.
                 Glenmede Fund, Inc.                                Thompson Plumb Funds, Inc.
             Harding, Loevner Funds, Inc.                          Trust for Investment Managers
                 Hennessy Funds, Inc.                          TT International U.S.A. Master Trust
           The Hennessy Mutual Funds, Inc.                                 Wexford Trust
                    Investec Funds                                         Zodiac Trust
            Investors Research Fund, Inc.
------------------------------------------------------- ----------------------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar  Positions and Offices with
Business Address    Distributors, LLC                 Registrant
------------------- --------------------------------- --------------------------
James R. Schoenike  President, Board Member           None
------------------- --------------------------------- --------------------------
Donna J. Berth      Treasurer                         None
------------------- --------------------------------- --------------------------
Suzanne E. Riley    Secretary                         None
------------------- --------------------------------- --------------------------
Joe Redwine         Board Member                      None
------------------- --------------------------------- --------------------------
Robert Kern         Board Member                      None
------------------- --------------------------------- --------------------------
Eric W. Falkeis     Board Member                      None
------------------- --------------------------------- --------------------------
Jennie Carlson      Board Member                      None
------------------- --------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------------- ---------------------------------------
Records Relating to:                     Are located at:
---------------------------------------- ---------------------------------------
Registrant's Fund Administrator          U.S. Bancorp Fund Services, LLC
                                         615 East Michigan Street, 3rd Floor
                                         Milwaukee, WI  53202
---------------------------------------- ---------------------------------------
Registrant's Fund Accountant and         UMB Investment Services Group
Transfer Agent                           P.O. Box 2146
                                         Milwaukee, WI  53201-2146
---------------------------------------- ---------------------------------------
Registrant's Custodian                   U.S. Bank, National Association
                                         425 Walnut Street
                                         Cincinnati, OH  45202
---------------------------------------- ---------------------------------------
Registrant's Investment Advisor          Leonetti & Associates, Inc.
                                         1130 Lake Cook Road, Suite 300
                                         Buffalo Grove, IL  60089
---------------------------------------- ---------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of October, 2002.


                                      Professionally Managed Portfolios

                                      By: Robert M. Slotky*
                                        -----------------------------------
                                          Robert M. Slotky
                                          President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on October 24, 2002.

Signature         Title

Steven J. Paggioli*
------------------------
Steven J. Paggioli                    Trustee

Dorothy A. Berry*
------------------------
Dorothy A. Berry                      Trustee

Wallace L. Cook*
------------------------
Wallace L. Cook                       Trustee

Carl A. Froebel*
------------------------
Carl A. Froebel                       Trustee

Rowley W. P. Redington*
-----------------------
Rowley W. P. Redington                Trustee

Ashley T. Rabun*
------------------------
Ashley T. Rabun                       Trustee

Robert M. Slotky*
------------------------
Robert M. Slotky                      President

Eric W. Falkeis*
------------------------
Eric W. Falkeis                       Treasurer, Principal Financial and
                                      Accounting Officer

*  By /s/ Chad E. Fickett
   ------------------------
        Chad E. Fickett
        Attorney-in-Fact pursuant to Power
        of Attorney


EXHIBIT INDEX

      Exhibit                                                       Exhibit No.
      -------                                                       -----------

      Form of Transfer Agent Servicing Agreement                     EX-99.h.2.
      Form of Fund Accounting Servicing Agreement                    EX-99.h.3.
      Power of Attorney                                              EX-99.h.4.
      Consent of Independent Public Accountants                      EX-99.j.